Concentration	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
Concentration

NOTE 14 – CONCENTRATION

The Company purchases all of its inventory from one vendor in Germany. Although there were no purchases from this vendor for the years ended December 31, 2013 and 2012, outstanding payables to this vendor were $86,255 as of December 31, 2013 and 2012.